Annual Fund Operating Expenses	Jul. 29, 2025
Hodges Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Hodges Fund | Hodges Fund Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.18%
Hodges Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Hodges Small Cap Fund | Hodges Small Cap Fund Retail Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.24%
Hodges Small Cap Fund | Hodges Small Cap Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.99%
Hodges Small Cap Fund | Hodges Small Cap Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.24%
Hodges Small Intrinsic Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Retail Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.36%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	1.27%
Hodges Small Intrinsic Value Fund | Hodges Small Intrinsic Value Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.26%)	[4]
Net Expenses (as a percentage of Assets)	0.99%
Hodges Blue Chip Equity Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Hodges Blue Chip Equity Income Fund | Hodges Blue Chip Equity Income Fund Retail Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.32%
Fee Waiver or Reimbursement	(0.02%)	[5]
Net Expenses (as a percentage of Assets)	1.30%

[1]	Hodges Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and pay the Hodges Fund’s expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Hodges Fund to 0.93% of the Hodges Fund’s average net assets (the “Hodges Fund Expense Cap”). The Hodges Fund Expense Cap will remain in effect until July 31, 2026. The agreement may be terminated at any time by the NLFT II Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the NLFT II Board. The Adviser is permitted, with NLFT II Board approval, to receive reimbursement from the Hodges Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[2]	The Adviser has contractually agreed to reduce its fees and pay the Small Cap Growth Fund’s expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 0.99%, 0.99% and 0.99% of the Small Cap Growth Fund’s average net assets for Institutional Class, Retail Class, and Class A shares, respectively (the “Small Cap Growth Fund Expense Cap”). The Small Cap Growth Fund Expense Cap will remain in effect until July 31, 2026. The agreement may be terminated at any time by the NLFT II Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the NLFT II Board. The Adviser is permitted, with NLFT II Board approval, to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[3]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Small Intrinsic Value Fund and is not a direct expense incurred by the Small Intrinsic Value Fund or deducted from the Small Intrinsic Value Fund assets. Since this number does not represent a direct operating expense of the Small Intrinsic Value Fund, the operating expenses set forth in the Small Intrinsic Value Fund’s financial highlights do not include this figure.
[4]	The Adviser has contractually agreed to reduce its fees and pay the Small Intrinsic Value Fund’s expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Intrinsic Value Fund to 0.98% and 1.01% of the Small Intrinsic Value Fund’s average net assets for Institutional Class and Retail Class shares, respectively (the “Small Intrinsic Value Fund Expense Cap”). The Small Intrinsic Value Fund Expense Cap will remain in effect until July 31, 2026. The agreement may be terminated at any time by the NLFT II Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the NLFT II Board. The Adviser is permitted, with NLFT II Board approval, to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[5]	The Adviser has contractually agreed to reduce its fees and pay the Blue Chip Equity Income Fund’s expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, acquired fund fees and expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) in order to limit Net Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Blue Chip Equity Income Fund to 1.05% of the Blue Chip Equity Income Fund’s average net assets (the “Blue Chip Equity Income Fund Expense Cap”). The Blue Chip Equity Income Fund Expense Cap will remain in effect until July 31, 2026. The agreement may be terminated at any time by the NLFT II Board upon 60 days’ written notice to the Adviser, or by the Adviser with the consent of the NLFT II Board. The Adviser is permitted, with NLFT II Board approval, to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.